CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
NON CURRENT ASSETS
Investments in joint ventures	$ 4,930	$ 3,699
Investments in associates	824	787
Property, plant and equipment	41,214	41,001
Intangible assets	1,586	2,103
Other assets	2	13
Financial assets at fair value through profit and loss	150	742
Financial assets at amortized cost	0	62
Deferred tax assets	1,306	1,232
Trade and other receivables	5,042	4,469
Total non current assets	55,054	54,108
CURRENT ASSETS
Other assets	0	1
Inventories	2,326	3,360
Financial assets at fair value through profit and loss	14,613	4,188
Financial assets at amortized cost	25	23
Derivative financial instruments	4	13
Trade and other receivables	19,145	14,144
Cash and cash equivalents	799	1,421
Total current assets	36,912	23,150
Assets classified as held for sale	12,501	19
Total assets	104,467	77,277
SHAREHOLDERS´ EQUITY
Share capital	2,080	1,938
Share premium	5,818	4,828
Treasury shares	3	0
Treasury shares cost	(72)	0
Legal reserve	300	232
Voluntary reserve	5,146	3,862
Other reserves	140	135
Retained earnings (Acumulated losses)	3,243	(11)
Other comprehensive income	252	70
Equity attributable to owners of the company	16,910	11,054
Non-controlling interest	3,202	3,020
Total equity	20,112	14,074
NON CURRENT LIABILITIES
Trade and other payables	6,404	5,336
Borrowings	37,126	15,286
Deferred revenue	195	200
Salaries and social security payable	120	94
Defined benefit plans	992	921
Deferred tax liabilities	1,526	3,796
Income tax and minimum notional income tax provision	863	934
Taxes payables	366	306
Provisions	4,435	6,267
Total non current liabilities	52,027	33,140
CURRENT LIABILITIES
Trade and other payables	18,052	12,867
Borrowings	5,840	10,686
Deferred revenue	3	1
Salaries and social security payable	2,154	1,745
Defined benefit plans	121	112
Income tax and minimum notional income tax provision	943	1,454
Taxes payables	1,965	2,392
Derivative financial instruments	82	0
Provisions	798	806
Total current liabilities	29,958	30,063
Liabilities associated to assets classified as held for sale	2,370	0
Total liabilities	84,355	63,203
Total liabilities and equity	$ 104,467	$ 77,277